UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED -INCOME SHARES, INC

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Fixed Income Shares-Government STIF Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 78.5%
Federal Farm Credit Bank
10/22/09 (a)	2.36%	$25,000	$24,987,509
Series 1
2/11/09 (a)	2.34%	20,000	20,000,000
Series 2
1/23/09 (a)	2.31%	14,000	13,995,406
Federal Farm Credit Discount Notes
8/11/08	2.06%-2.07%	28,000	27,983,922
8/14/08	1.98%	10,000	9,992,850
8/05/08	2.05%	30,000	29,993,167
8/08/08	2.05%	20,000	19,992,028
8/12/08	2.05%	30,000	29,981,208
8/13/08	2.05%	10,000	9,993,167
8/28/08	2.13%	30,000	29,952,075
8/25/08	2.14%	25,000	24,964,333
9/18/08	2.15%	10,000	9,971,600
10/02/08	2.29%	20,000	19,921,467
Federal Home Loan Bank Discount Notes
8/06/08	2.11%-2.12%	30,926	30,916,962
8/20/08	2.16%-2.23%	30,000	29,965,404
8/27/08	2.23%-2.39%	41,978	41,908,561
9/17/08	2.32%-2.33%	25,675	25,597,360
8/22/08	2.01%	25,000	24,970,833
8/13/08	2.14%	15,000	14,989,350
8/15/08	2.14%	15,000	14,987,575
9/04/08	2.23%	24,000	23,949,680
9/03/08	2.26%	9,900	9,879,545
9/26/08	2.34%	25,000	24,909,389
10/03/08	2.35%	15,000	14,938,575
9/12/08	2.36%	10,000	9,972,583
Federal Home Loan Banks
1/05/09 (a)	2.62%	15,000	14,997,897
8/20/08	4.89%	10,000	10,013,539
Federal Home Loan Corporation
12/16/09 (a)	2.36%	25,000	24,991,458
10/07/09 (a)	2.38%	20,000	20,007,249

Federal Home Loan Mortgage Discount Notes
8/04/08	2.12%-2.22%	78,200	78,186,065
8/07/08	2.11%-2.13%	30,000	29,989,433
9/08/08	2.14%-2.35%	31,045	30,971,802
8/29/08	2.14%	10,000	9,983,511
8/22/08	2.15%	15,000	14,981,362
9/10/08	2.15%	15,000	14,964,500
8/08/08	2.18%	12,000	11,994,937
8/25/08	2.21%	10,847	10,831,091
9/02/08	2.23%	10,000	9,980,267
9/17/08	2.28%	15,000	14,955,546
10/06/08	2.35%	15,000	14,935,650
9/15/08	2.42%	15,000	14,954,812
Federal National Mortgage Association
8/13/08	2.14%-2.24%	40,000	39,970,933
Federal National Mortgage Association Discount Notes
8/01/08	2.15%-2.20%	31,500	31,500,000
8/08/08	2.28%-2.29%	32,431	32,411,589
8/29/08	2.26%-2.31%	26,873	26,888,959
9/03/08	2.22%-2.33%	30,000	29,879,200
9/10/08	2.33%-2.36%	40,000	39,896,056
9/17/08	2.36%-2.41%	40,000	39,876,429
8/18/08	2.20%	20,000	19,979,317
8/20/08	2.25%	15,000	14,982,267
9/08/08	2.32%	25,000	24,939,042
9/23/08	2.33%	15,516	15,463,004

			1,181,240,464

Repurchase Agreements - 21.5%
Bank of America, 2.13%, dated 7/30/08 due 8/21/08 in the amount of $15,019,525 (collateralized by $23,378,000 Tenn Valley Auth, Resolution Funding Strip, FHLMC, 0.00% to 7.125%, due 9/29/08 to 1/15/48, value $15,000,254)		15,000	15,000,000
Barclays Bank, 2.15%, dated 7/29/08 due 8/5/08 in the amount of $40,016,722 (collateralized by $37,576,000 FHLMC, 7.00%, due 3/15/2010, value $40,800,751)		40,000	40,000,000
Credit Suisse, 2.15%, dated 7/28/08 due 8/11/08 in the amount of $20,016,722 (collateralized by $20,525,000 FHLB, 0.00%, due 10/27/08, value 20,403,903)		20,000	20,000,000
Credit Suisse, 2.15%, dated 7/28/08 due 8/19/08 in the amount of $20,026,278 (collateralized by $20,525,000 FHLB, 0.00%, due 10/27/08, value 20,403,903)		20,000	20,000,000

Deutsche Bank, 2.18%, dated 7/31/08 due 8/1/08 in the amount of $60,003,633 (collateralized by $242,891,000 FHLMC & Resolution Funding Strip, 0.00% to 2.55%, due 5/21/09 to 4/15/30, value $61,200,247)	60,000	60,000,000
Dresdner Bank, 2.12%, dated 7/31/08 due 8/1/08 in the amount of $48,202,838 (collateralized by $48,355,000 FHLB & FNMA, 0% to 4.836%, due 5/10/12 to 3/18/14, value $49,164,644)	48,200	48,200,000
Greenwich Capital, 2.17%, dated 7/31/08 due 8/1/08 in the amount of $60,003,617 (collateralized by $60,525,000 FHLB, 2.50% to 4.125%, due 11/28/08 to 5/05/09, value $61,200,298)	60,000	60,000,000
HSBC Bank, 2.15%, dated 7/31/08 due 8/1/08 in the amount of $60,003,583 (collateralized by $62,445,000 FHLMC, 0.00%, due 4/17/09, value $61,202,347)	60,000	60,000,000

		323,200,000

Total Investments - 100.0%
(cost $1,504,440,464)		1,504,440,464
Other assets less liabilities - 0.0%		150,556

Net Assets - 100.0%		$1,504,591,020

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2008.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed— Income Shares

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 3, 2008

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